Schedule of Investments (unaudited)	iShares® Russell Mid-Cap Growth ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.9%
Axon Enterprise Inc.(a)	243,697	$43,085,629
BWX Technologies Inc.	270,797	15,738,722
HEICO Corp.(b)	54,611	7,613,866
HEICO Corp., Class A	95,883	11,906,751
Howmet Aerospace Inc.(a)	109,780	3,784,116
Spirit AeroSystems Holdings Inc., Class A	115,742	5,461,865
TransDigm Group Inc.(a)	56,738	36,725,940
Virgin Galactic Holdings Inc.(a)(b)	506,929	23,318,734
		147,635,623
Air Freight & Logistics — 0.7%
CH Robinson Worldwide Inc.	99,787	9,347,048
Expeditors International of Washington Inc.	466,947	59,115,490
XPO Logistics Inc.(a)	301,156	42,128,713
		110,591,251
Airlines — 0.7%
Delta Air Lines Inc.(a)	2,438,557	105,491,976

Auto Components — 0.2%
Aptiv PLC(a)	189,034	29,740,719
QuantumScape Corp.(a)	314,313	9,196,799
		38,937,518
Automobiles — 0.1%
Thor Industries Inc.	82,004	9,266,452

Banks — 0.2%
Citizens Financial Group Inc.	284,770	13,062,400
Sterling Bancorp./DE	57,132	1,416,302
Synovus Financial Corp.	41,268	1,810,840
Western Alliance Bancorp.	200,750	18,639,638
		34,929,180
Beverages — 0.4%
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	35,597	36,337,418
Brown-Forman Corp., Class A	85,499	6,027,679
Brown-Forman Corp., Class B, NVS	348,629	26,126,257
		68,491,354
Biotechnology — 3.5%
Acceleron Pharma Inc.(a)	202,234	25,378,345
Alnylam Pharmaceuticals Inc.(a)	448,011	75,946,825
CureVac NV(a)(b)	201,101	14,776,901
Exact Sciences Corp.(a)(b)	603,119	74,973,723
Exelixis Inc.(a)(b)	1,003,022	18,275,061
Horizon Therapeutics PLC(a)(b)	154,562	14,473,186
Incyte Corp.(a)	602,326	50,673,686
Ionis Pharmaceuticals Inc.(a)(b)	488,973	19,505,133
Iovance Biotherapeutics Inc.(a)(b)	167,107	4,348,124
Mirati Therapeutics Inc.(a)(b)	123,905	20,014,375
Natera Inc.(a)	278,816	31,653,981
Neurocrine Biosciences Inc.(a)(b)	357,207	34,763,385
Novavax Inc.(a)	281,236	59,709,215
Sarepta Therapeutics Inc.(a)	292,861	22,767,014
Seagen Inc.(a)	455,180	71,863,818
Ultragenyx Pharmaceutical Inc.(a)	181,501	17,306,120
		556,428,892
Building Products — 1.9%
Advanced Drainage Systems Inc.	215,667	25,140,302
Allegion PLC	260,902	36,343,649
Armstrong World Industries Inc.	86,925	9,323,575
AZEK Co. Inc. (The)(a)	226,929	9,635,405
Security	Shares	Value

Building Products (continued)
Carrier Global Corp.	1,554,773	$75,561,968
Fortune Brands Home & Security Inc.	133,385	13,286,480
Trane Technologies PLC	443,961	81,750,979
Trex Co. Inc.(a)(b)	441,159	45,090,861
		296,133,219
Capital Markets — 3.0%
Ameriprise Financial Inc.	248,014	61,725,724
Apollo Global Management Inc.	680,914	42,352,851
Ares Management Corp., Class A	462,556	29,413,936
FactSet Research Systems Inc.	124,532	41,794,185
LPL Financial Holdings Inc.	303,582	40,977,498
MarketAxess Holdings Inc.	142,781	66,191,844
Morningstar Inc.	80,216	20,624,336
MSCI Inc.	216,899	115,624,519
Raymond James Financial Inc.	23,769	3,087,593
T Rowe Price Group Inc.	284,020	56,227,439
		478,019,925
Chemicals — 1.3%
Axalta Coating Systems Ltd.(a)	139,908	4,265,795
Celanese Corp.	157,420	23,864,872
Chemours Co. (The)	320,861	11,165,963
Diversey Holdings Ltd.(a)(b)	149,870	2,684,172
FMC Corp.	123,756	13,390,399
LyondellBasell Industries NV, Class A	122,440	12,595,403
Olin Corp.	41,359	1,913,267
PPG Industries Inc.	380,198	64,546,214
RPM International Inc.	285,829	25,347,316
Scotts Miracle-Gro Co. (The)	157,059	30,142,763
Westlake Chemical Corp.	25,097	2,260,989
WR Grace & Co.	212,960	14,719,795
		206,896,948
Commercial Services & Supplies — 1.8%
Cintas Corp.	318,543	121,683,426
Copart Inc.(a)	797,614	105,149,454
IAA Inc.(a)	516,408	28,164,892
MSA Safety Inc.	39,904	6,607,304
Rollins Inc.	806,087	27,568,176
		289,173,252
Communications Equipment — 0.6%
Arista Networks Inc.(a)	205,643	74,506,515
CommScope Holding Co. Inc.(a)(b)	759,747	16,190,209
Ubiquiti Inc.	22,080	6,893,155
		97,589,879
Consumer Finance — 0.7%
Credit Acceptance Corp.(a)(b)	2,679	1,216,561
Discover Financial Services	640,229	75,732,688
Synchrony Financial	410,913	19,937,499
Upstart Holdings Inc.(a)	46,509	5,808,974
		102,695,722
Containers & Packaging — 0.6%
Avery Dennison Corp.	168,348	35,393,483
Ball Corp.	364,102	29,499,544
Crown Holdings Inc.	60,403	6,173,791
Graphic Packaging Holding Co.	301,313	5,465,818
Sealed Air Corp.	311,569	18,460,463
		94,993,099
Distributors — 0.4%
Pool Corp.	148,767	68,233,472

Schedule of Investments (unaudited) (continued)	iShares® Russell Mid-Cap Growth ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Consumer Services — 0.5%
Bright Horizons Family Solutions Inc.(a)	185,694	$27,317,444
Chegg Inc.(a)(b)	408,024	33,910,875
frontdoor Inc.(a)	221,749	11,047,535
H&R Block Inc.	553,479	12,995,687
		85,271,541
Electric Utilities — 0.1%
NRG Energy Inc.	418,185	16,852,856

Electrical Equipment — 1.7%
Generac Holdings Inc.(a)	234,053	97,167,103
Plug Power Inc.(a)(b)	1,904,735	65,122,890
Rockwell Automation Inc.	269,177	76,990,005
Vertiv Holdings Co.(b)	1,076,034	29,375,728
		268,655,726
Electronic Equipment, Instruments & Components — 3.3%
Amphenol Corp., Class A	1,584,257	108,379,021
CDW Corp./DE	534,156	93,290,346
Cognex Corp.	651,089	54,724,031
Coherent Inc.(a)	84,156	22,245,797
Corning Inc.	981,706	40,151,775
IPG Photonics Corp.(a)	9,864	2,079,035
Jabil Inc.	440,090	25,578,031
Keysight Technologies Inc.(a)	310,254	47,906,320
Vontier Corp.	346,284	11,281,933
Zebra Technologies Corp., Class A(a)	203,104	107,541,537
		513,177,826
Energy Equipment & Services — 0.0%
Halliburton Co.	177,855	4,112,008

Entertainment — 2.8%
Live Nation Entertainment Inc.(a)	194,678	17,051,846
Madison Square Garden Sports Corp.(a)	27,427	4,733,077
Playtika Holding Corp.(a)(b)	288,166	6,869,877
Roku Inc.(a)	439,530	201,854,153
Skillz Inc.(a)(b)	1,128,990	24,521,663
Spotify Technology SA(a)(b)	521,239	143,648,256
Take-Two Interactive Software Inc.(a)	86,030	15,229,031
World Wrestling Entertainment Inc., Class A	145,501	8,423,053
Zynga Inc., Class A(a)	1,799,949	19,133,458
		441,464,414
Equity Real Estate Investment Trusts (REITs) — 1.8%
Brookfield Property REIT Inc., Class A	121,692	2,298,762
CoreSite Realty Corp.	126,014	16,961,484
Equity LifeStyle Properties Inc.	351,540	26,122,937
Extra Space Storage Inc.	44,194	7,239,861
Iron Mountain Inc.	770,847	32,622,245
Lamar Advertising Co., Class A	288,052	30,078,390
SBA Communications Corp.	69,488	22,145,826
Simon Property Group Inc.	1,081,198	141,074,715
		278,544,220
Food Products — 1.2%
Beyond Meat Inc.(a)(b)	192,303	30,285,800
Darling Ingredients Inc.(a)	32,422	2,188,485
Freshpet Inc.(a)	156,395	25,486,129
Hershey Co. (The)	479,447	83,510,078
Kellogg Co.	428,161	27,543,597
Lamb Weston Holdings Inc.	165,366	13,338,422
Pilgrim’s Pride Corp.(a)(b)	73,047	1,620,182
		183,972,693

Security	Shares	Value

Health Care Equipment & Supplies — 5.8%
ABIOMED Inc.(a)(b)	168,795	$52,682,608
Dexcom Inc.(a)	367,731	157,021,137
Globus Medical Inc., Class A(a)	14,914	1,156,282
IDEXX Laboratories Inc.(a)(b)	322,795	203,861,182
Insulet Corp.(a)(b)	252,583	69,336,559
Masimo Corp.(a)	138,608	33,605,510
Novocure Ltd.(a)(b)	390,691	86,663,078
Penumbra Inc.(a)(b)	128,953	35,340,859
ResMed Inc.	493,933	121,764,363
STERIS PLC	51,134	10,548,944
Tandem Diabetes Care Inc.(a)	220,324	21,459,558
Teleflex Inc.	31,324	12,585,670
West Pharmaceutical Services Inc.	280,452	100,710,313
		906,736,063
Health Care Providers & Services — 1.3%
agilon health Inc.(a)(b)	177,988	7,220,973
Amedisys Inc.(a)	108,577	26,593,765
Cardinal Health Inc.	655,510	37,423,066
Chemed Corp.	15,579	7,392,236
DaVita Inc.(a)(b)	188,844	22,742,483
Encompass Health Corp.	213,599	16,667,130
Guardant Health Inc.(a)	342,502	42,535,323
McKesson Corp.	86,955	16,629,274
Molina Healthcare Inc.(a)	33,188	8,398,555
Oak Street Health Inc.(a)(b)	354,781	20,779,523
		206,382,328
Health Care Technology — 1.1%
Certara Inc.(a)(b)	72,152	2,044,066
Veeva Systems Inc., Class A(a)	522,525	162,479,149
		164,523,215
Hotels, Restaurants & Leisure — 5.0%
Boyd Gaming Corp.(a)	66,182	4,069,531
Caesars Entertainment Inc.(a)	471,903	48,959,936
Chipotle Mexican Grill Inc.(a)	107,040	165,948,393
Choice Hotels International Inc.	131,830	15,669,314
Churchill Downs Inc.	141,139	27,982,218
Darden Restaurants Inc.	336,531	49,130,161
Domino’s Pizza Inc.	100,287	46,782,883
DraftKings Inc., Class A(a)(b)	1,155,863	60,301,373
Expedia Group Inc.(a)	538,953	88,231,995
Hilton Worldwide Holdings Inc.(a)	701,031	84,558,359
Penn National Gaming Inc.(a)	37,232	2,847,876
Planet Fitness Inc., Class A(a)	216,948	16,325,337
Six Flags Entertainment Corp.(a)	111,824	4,839,743
Travel + Leisure Co.	213,320	12,681,874
Vail Resorts Inc.(a)	152,088	48,138,894
Wendy’s Co. (The)	674,548	15,797,914
Wyndham Hotels & Resorts Inc.	219,020	15,832,956
Wynn Resorts Ltd.(a)	402,563	49,233,455
Yum China Holdings Inc.	124,311	8,235,604
Yum! Brands Inc.	96,031	11,046,446
		776,614,262
Household Durables — 1.0%
DR Horton Inc.	523,717	47,328,305
NVR Inc.(a)	8,414	41,845,346
PulteGroup Inc.	288,621	15,750,048
Tempur Sealy International Inc.	697,286	27,326,638
Toll Brothers Inc.	172,242	9,957,310

Schedule of Investments (unaudited) (continued)	iShares® Russell Mid-Cap Growth ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Household Durables (continued)
TopBuild Corp.(a)(b)	103,411	$20,452,628
		162,660,275
Household Products — 0.5%
Church & Dwight Co. Inc.	49,249	4,197,000
Clorox Co. (The)	385,209	69,302,951
		73,499,951
Independent Power and Renewable Electricity Producers — 0.0%
Brookfield Renewable Corp., Class A	121,344	5,089,167

Industrial Conglomerates — 0.1%
Carlisle Companies Inc.	74,471	14,252,260

Insurance — 0.5%
Alleghany Corp.(a)	5,570	3,715,580
Arch Capital Group Ltd.(a)	351,680	13,694,419
Brown & Brown Inc.	51,477	2,735,488
Erie Indemnity Co., Class A, NVS	65,731	12,709,089
Everest Re Group Ltd.	34,071	8,586,233
GoHealth Inc., Class A(a)	155,495	1,743,099
Lemonade Inc.(a)(b)	15,039	1,645,417
Lincoln National Corp.	107,769	6,772,204
Markel Corp.(a)	8,546	10,141,623
RenaissanceRe Holdings Ltd.	81,461	12,123,026
		73,866,178
Interactive Media & Services — 3.1%
Match Group Inc.(a)(b)	1,029,126	165,946,567
Pinterest Inc., Class A(a)(b)	2,085,012	164,611,697
TripAdvisor Inc.(a)	228,333	9,201,820
Twitter Inc.(a)	314,766	21,659,048
Vimeo Inc.(a)(b)	442,837	21,699,013
Zillow Group Inc., Class A(a)(b)	227,401	27,863,445
Zillow Group Inc., Class C, NVS(a)(b)	626,135	76,526,220
		487,507,810
Internet & Direct Marketing Retail — 1.3%
DoorDash Inc., Class A(a)(b)	281,190	50,144,613
Etsy Inc.(a)(b)	483,293	99,481,031
Wayfair Inc., Class A(a)(b)	159,313	50,296,707
		199,922,351
IT Services — 5.2%
Broadridge Financial Solutions Inc.	399,519	64,534,304
EPAM Systems Inc.(a)	205,300	104,900,088
Euronet Worldwide Inc.(a)(b)	135,700	18,366,995
FleetCor Technologies Inc.(a)	70,691	18,101,137
Gartner Inc.(a)	319,792	77,453,622
Genpact Ltd.	34,665	1,574,831
Globant SA(a)	148,419	32,530,476
GoDaddy Inc., Class A(a)	64,826	5,637,269
Jack Henry & Associates Inc.	72,963	11,930,180
MongoDB Inc.(a)(b)	201,969	73,015,833
Okta Inc.(a)(b)	473,735	115,913,480
Paychex Inc.	1,071,433	114,964,761
Sabre Corp.(a)	1,201,343	14,992,761
Shift4 Payments Inc., Class A(a)	162,532	15,232,499
StoneCo Ltd., Class A(a)	784,111	52,582,484
Switch Inc., Class A	440,228	9,293,213
Western Union Co. (The)	380,519	8,740,521
WEX Inc.(a)(b)	115,093	22,316,533
Wix.com Ltd.(a)	202,871	58,889,394
		820,970,381
Security	Shares	Value

Leisure Products — 1.3%
Brunswick Corp./DE	37,708	$3,756,471
Mattel Inc.(a)	1,335,423	26,842,002
Peloton Interactive Inc., Class A(a)	1,006,979	124,885,536
Polaris Inc.	151,530	20,753,549
YETI Holdings Inc.(a)(b)	327,249	30,048,003
		206,285,561
Life Sciences Tools & Services — 5.3%
10X Genomics Inc., Class A(a)(b)	318,239	62,317,561
Adaptive Biotechnologies Corp.(a)(b)	372,632	15,225,743
Agilent Technologies Inc.	1,039,955	153,715,749
Avantor Inc.(a)(b)	2,214,078	78,621,910
Bio-Techne Corp.	147,978	66,628,574
Bruker Corp.	391,520	29,747,690
Charles River Laboratories International Inc.(a)	178,479	66,022,952
IQVIA Holdings Inc.(a)	359,755	87,175,832
Maravai LifeSciences Holdings Inc., Class A(a)(b)	285,665	11,920,800
Mettler-Toledo International Inc.(a)	87,545	121,279,590
PPD Inc.(a)	248,017	11,431,104
Repligen Corp.(a)	196,792	39,283,619
Sotera Health Co.(a)(b)	296,622	7,187,151
Syneos Health Inc.(a)	51,080	4,571,149
Waters Corp.(a)(b)	217,199	75,066,146
		830,195,570
Machinery — 1.4%
AGCO Corp.	23,145	3,017,645
Allison Transmission Holdings Inc.	313,016	12,439,256
Donaldson Co. Inc.	58,683	3,728,131
Graco Inc.	397,720	30,107,404
Lincoln Electric Holdings Inc.	219,699	28,936,555
Middleby Corp. (The)(a)	62,767	10,875,010
Nordson Corp.	37,580	8,249,186
Parker-Hannifin Corp.	81,913	25,156,301
Toro Co. (The)	387,627	42,592,455
Xylem Inc./NY	449,383	53,907,985
		219,009,928
Media — 0.3%
Altice USA Inc., Class A(a)	566,552	19,342,085
Cable One Inc.	10,812	20,681,302
Nexstar Media Group Inc., Class A	10,592	1,566,345
		41,589,732
Metals & Mining — 0.1%
Steel Dynamics Inc.	142,045	8,465,882

Multiline Retail — 0.1%
Nordstrom Inc.(a)	352,640	12,896,045

Oil, Gas & Consumable Fuels — 1.5%
Cabot Oil & Gas Corp.	176,865	3,088,063
Cheniere Energy Inc.(a)	894,738	77,609,574
Cimarex Energy Co.	76,120	5,514,894
Continental Resources Inc./OK	25,351	964,099
Diamondback Energy Inc.	327,419	30,741,370
Hess Corp.	71,416	6,236,045
New Fortress Energy Inc.	100,265	3,798,038
Occidental Petroleum Corp.	406,489	12,710,911
Pioneer Natural Resources Co.	366,472	59,559,030
Texas Pacific Land Corp.(b)	22,472	35,949,357
		236,171,381
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	28,163	1,697,947

Schedule of Investments (unaudited) (continued)	iShares® Russell Mid-Cap Growth ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Personal Products — 0.0%
Herbalife Nutrition Ltd.(a)(b)	67,066	$3,536,390

Pharmaceuticals — 0.3%
Catalent Inc.(a)	144,519	15,625,394
Royalty Pharma PLC, Class A	736,260	30,179,298
		45,804,692
Professional Services — 2.2%
Booz Allen Hamilton Holding Corp.	517,291	44,062,847
CoStar Group Inc.(a)(b)	1,160,158	96,084,286
Equifax Inc.	176,568	42,289,802
Robert Half International Inc.	368,201	32,758,843
TransUnion	497,826	54,666,273
Verisk Analytics Inc.	386,503	67,529,804
		337,391,855
Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A(a)	67,017	5,745,367
Opendoor Technologies Inc.(a)(b)	263,824	4,677,600
		10,422,967
Road & Rail — 1.6%
JB Hunt Transport Services Inc.	284,578	46,371,985
Kansas City Southern	92,745	26,281,151
Landstar System Inc.	128,333	20,279,181
Lyft Inc., Class A(a)(b)	1,072,103	64,840,789
Old Dominion Freight Line Inc.	359,380	91,210,644
TuSimple Holdings Inc., Class A(a)(b)	15,739	1,121,246
		250,104,996
Semiconductors & Semiconductor Equipment — 5.4%
Allegro MicroSystems Inc.(a)(b)	194,508	5,387,872
Brooks Automation Inc.	231,602	22,067,039
Enphase Energy Inc.(a)	503,342	92,428,691
Entegris Inc.	512,349	63,003,557
Maxim Integrated Products Inc.	967,353	101,920,312
Microchip Technology Inc.	801,615	120,033,830
MKS Instruments Inc.	178,443	31,753,932
Monolithic Power Systems Inc.	170,563	63,696,752
ON Semiconductor Corp.(a)	875,638	33,519,423
Skyworks Solutions Inc.	296,545	56,862,504
Teradyne Inc.	634,499	84,997,486
Universal Display Corp.	165,253	36,740,699
Xilinx Inc.	938,158	135,695,173
		848,107,270
Software — 18.8%
Alteryx Inc., Class A(a)(b)	222,523	19,141,428
Anaplan Inc.(a)	537,227	28,634,199
ANSYS Inc.(a)	138,110	47,932,457
Aspen Technology Inc.(a)	259,315	35,666,185
Avalara Inc.(a)(b)	322,594	52,195,709
Bentley Systems Inc., Class B(b)	515,544	33,396,940
Bill.com Holdings Inc.(a)(b)	285,661	52,327,382
C3.ai Inc., Class A(a)(b)	18,517	1,157,868
Cadence Design Systems Inc.(a)	1,048,279	143,425,533
CDK Global Inc.	70,305	3,493,455
Citrix Systems Inc.	166,929	19,575,764
Cloudflare Inc., Class A(a)(b)	904,477	95,729,846
Coupa Software Inc.(a)(b)	279,461	73,249,523
Crowdstrike Holdings Inc., Class A(a)	611,957	153,790,914
Datadog Inc., Class A(a)(b)	864,997	90,028,888
DocuSign Inc.(a)	727,560	203,403,949
DoubleVerify Holdings Inc.(a)(b)	57,689	2,442,552
Security	Shares	Value

Software (continued)
Dropbox Inc., Class A(a)	1,164,333	$35,290,933
Duck Creek Technologies Inc.(a)(b)	60,528	2,633,573
Dynatrace Inc.(a)	660,415	38,581,444
Elastic NV(a)(b)	260,642	37,991,178
Everbridge Inc.(a)	142,208	19,351,665
Fair Isaac Corp.(a)	106,236	53,402,713
FireEye Inc.(a)(b)	259,954	5,256,270
Five9 Inc.(a)	254,533	46,678,807
Fortinet Inc.(a)	510,786	121,664,117
HubSpot Inc.(a)(b)	170,041	99,086,292
Jamf Holding Corp.(a)(b)	169,589	5,693,103
Manhattan Associates Inc.(a)	127,692	18,494,909
McAfee Corp., Class A	133,855	3,750,617
Medallia Inc.(a)(b)	214,420	7,236,675
nCino Inc.(a)(b)	178,079	10,670,494
New Relic Inc.(a)(b)	207,112	13,870,291
NortonLifeLock Inc.	551,471	15,011,041
Nuance Communications Inc.(a)	415,710	22,631,252
Nutanix Inc., Class A(a)(b)	736,838	28,161,948
Palantir Technologies Inc., Class A(a)(b)	6,196,216	163,332,254
Palo Alto Networks Inc.(a)	363,537	134,890,404
Paycom Software Inc.(a)(b)	193,711	70,408,137
Paylocity Holding Corp.(a)(b)	143,439	27,368,161
Pegasystems Inc.	145,765	20,289,030
Proofpoint Inc.(a)	216,516	37,621,820
PTC Inc.(a)	401,285	56,685,519
RingCentral Inc., Class A(a)	306,674	89,113,331
Slack Technologies Inc., Class A(a)	1,892,443	83,835,225
Smartsheet Inc., Class A(a)(b)	458,990	33,194,157
Splunk Inc.(a)	625,350	90,413,103
Synopsys Inc.(a)	367,112	101,245,819
Teradata Corp.(a)(b)	351,927	17,585,792
Trade Desk Inc. (The), Class A(a)	1,634,098	126,413,821
Tyler Technologies Inc.(a)(b)	132,693	60,026,332
Unity Software Inc.(a)(b)	559,982	61,502,823
Zendesk Inc.(a)	449,587	64,893,388
Zscaler Inc.(a)	295,522	63,850,483
		2,943,719,513
Specialty Retail — 4.4%
AutoZone Inc.(a)(b)	18,048	26,931,587
Best Buy Co. Inc.	220,513	25,354,585
Burlington Stores Inc.(a)(b)	238,728	76,868,029
CarMax Inc.(a)(b)	53,104	6,858,382
Carvana Co.(a)(b)	294,364	88,844,942
Five Below Inc.(a)(b)	210,154	40,616,464
Floor & Decor Holdings Inc., Class A(a)	388,272	41,040,350
GameStop Corp., Class A(a)	225,600	48,309,984
L Brands Inc.	519,491	37,434,521
Leslie’s Inc.(a)(b)	365,551	10,048,997
Lithia Motors Inc.	9,967	3,425,060
O’Reilly Automotive Inc.(a)	80,235	45,429,859
Petco Health & Wellness Co. Inc.(a)	17,794	398,764
RH(a)	65,410	44,413,390
Tractor Supply Co.	439,054	81,690,387
Ulta Beauty Inc.(a)	205,568	71,079,247
Vroom Inc.(a)(b)	108,936	4,560,061
Williams-Sonoma Inc.	217,430	34,712,699
		688,017,308
Technology Hardware, Storage & Peripherals — 0.8%
HP Inc.	1,649,789	49,807,130

Schedule of Investments (unaudited) (continued)	iShares® Russell Mid-Cap Growth ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
NCR Corp.(a)(b)	164,022	$7,481,043
NetApp Inc.	562,453	46,019,905
Pure Storage Inc., Class A(a)(b)	944,559	18,447,237
		121,755,315
Textiles, Apparel & Luxury Goods — 1.6%
Columbia Sportswear Co.	9,369	921,535
Deckers Outdoor Corp.(a)	14,356	5,513,709
Hanesbrands Inc.	785,526	14,665,770
Lululemon Athletica Inc.(a)	435,053	158,781,293
Skechers U.S.A. Inc., Class A(a)(b)	55,848	2,782,906
Tapestry Inc.(a)	105,662	4,594,184
VF Corp.	796,149	65,316,064
		252,575,461
Thrifts & Mortgage Finance — 0.1%
Rocket Companies Inc., Class A	512,193	9,910,935
UWM Holdings Corp., Class A(b)	77,541	655,221
		10,566,156
Trading Companies & Distributors — 1.3%
Fastenal Co.	1,942,315	101,000,380
SiteOne Landscape Supply Inc.(a)	86,929	14,713,603
United Rentals Inc.(a)	96,020	30,631,340
WW Grainger Inc.	147,450	64,583,100
		210,928,423
Total Common Stocks — 99.9%
(Cost: $11,110,563,190)		15,668,825,679
Security	Shares	Value

Short-Term Investments

Money Market Funds — 4.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(c)(d)(e)	624,185,748	$624,560,259
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	18,730,000	18,730,000
		643,290,259

Total Short-Term Investments — 4.1%
(Cost: $642,850,195)		643,290,259

Total Investments in Securities — 104.0%
(Cost: $11,753,413,385)		16,312,115,938

Other Assets, Less Liabilities — (4.0)%		(625,334,538)
Net Assets — 100.0%		$15,686,781,400

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$866,890,581	$—		$(242,330,322	)(a)	$27,413	$(27,413)	$624,560,259	624,185,748	$546,357	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	16,190,000	2,540,000	(a)	—		—	—	18,730,000	18,730,000	533		—
						$27,413	$(27,413)	$643,290,259		$546,890		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	77	09/17/21	$16,511	$206,423

Schedule of Investments (unaudited) (continued)	iShares® Russell Mid-Cap Growth ETF
June 30, 2021

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks.	$15,668,825,679	$—	$—	$15,668,825,679
Money Market Funds	643,290,259	—	—	643,290,259
	$16,312,115,938	$—	$—	$16,312,115,938
Derivative financial instruments(a)
Assets
Futures Contracts	$206,423	$—	$—	$206,423

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust